Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.04%			Common Stock (continued)
Healthcare - 5.58%			REIT Multifamily (continued)
Brookdale Senior Living †	3,259,473	$24,706,805	UDR	319,611	$15,494,741
		24,706,805			87,286,628
Information Technology - 0.76%			REIT Office - 7.55%
InterXion Holding †	41,491	3,379,857	Alexandria Real Estate Equities	40,467	6,233,537
		3,379,857	Boston Properties	44,216	5,733,047
REIT Diversified - 0.97%			Hudson Pacific Properties	196,629	6,579,206
Cousins Properties	114,386	4,299,770	Kilroy Realty	122,492	9,540,902
		4,299,770	Mack-Cali Realty	82,355	1,783,809
			VEREIT	363,239	3,552,477
REIT Healthcare - 9.65%					33,422,978
HCP	467,434	16,654,673
Welltower	287,920	26,099,948	REIT Self-Storage - 5.93%
		42,754,621	CubeSmart	220,429	7,692,972
			Extra Space Storage	104,497	12,207,340
REIT Hotel - 3.91%			Public Storage	25,920	6,357,398
Host Hotels & Resorts	310,394	5,366,712			26,257,710
Park Hotels & Resorts	152,868	3,817,114
RLJ Lodging Trust	100,116	1,700,971	REIT Shopping Center - 4.49%
VICI Properties	284,728	6,449,089	Kimco Realty	263,101	5,493,549
		17,333,886	Kite Realty Group Trust	166,187	2,683,920
			Regency Centers	94,192	6,545,402
REIT Industrial - 10.97%			SITE Centers	343,308	5,187,384
Duke Realty	242,948	8,252,944			19,910,255
Prologis	350,834	29,898,074
Rexford Industrial Realty	237,269	10,444,581	REIT Single Tenant - 4.27%
		48,595,599	National Retail Properties	64,750	3,651,900
			STORE Capital	408,302	15,274,578
REIT Information Technology - 8.98%					18,926,478
American Tower	24,917	5,509,896
Equinix	48,521	27,986,913	REIT Specialty - 3.75%
QTS Realty Trust Class A	122,198	6,282,199	EPR Properties	58,401	4,488,701
		39,779,008	Invitation Homes	408,779	12,103,946
					16,592,647
REIT Mall - 3.51%
Simon Property Group	99,791	15,532,469	Total Common Stock
		15,532,469	(cost $372,528,671)		429,797,945
REIT Manufactured Housing - 5.21%			Short-Term Investments - 2.28%
Equity LifeStyle Properties	56,391	7,533,838	Money Market Mutual Funds - 2.28%
Sun Communities	104,574	15,524,010	BlackRock FedFund - Institutional
		23,057,848	Shares (seven-day effective yield
REIT Mixed - 1.80%			1.86%)	2,023,574	2,023,666
Liberty Property Trust	155,102	7,961,386	Fidelity Investments Money Market
		7,961,386	Government Portfolio - Class I
REIT Multifamily - 19.71%			(seven-day effective yield 1.86%)	2,023,573	2,023,665
Apartment Investment & Management			GS Financial Square Government Fund -
Class A	186,516	9,724,944	Institutional Shares (seven-day
AvalonBay Communities	69,063	14,871,336	effective yield 1.86%)	2,023,573	2,023,665
Camden Property Trust	147,212	16,342,004	Morgan Stanley Government Portfolio -
Equity Residential	173,938	15,003,892	Institutional Share Class (seven-day
Essex Property Trust	48,522	15,849,711	effective yield 1.85%)	2,023,573	2,023,665

NQ-VIP- 880 [9/19] 11/19 (1006422) REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government
Money Market Fund - Investor Class
(seven-day effective yield 1.80%)	2,023,573	$2,023,574
Total Short-Term Investments
(cost $10,118,235)		10,118,235

Total Value of Securities - 99.32%
(cost $382,646,906)	439,916,180
Receivables and Other Assets Net of Liabilities - 0.68%	2,992,912
Net Assets Applicable to 30,094,993 Shares Outstanding - 100.00%	$442,909,092

† Non-incomeproducingsecurity.

Summary of abbreviations:
GS - Goldman Sachs
REIT - Real Estate Investment Trust

NQ-VIP- 880 [9/19] 11/19 (1006422) REIT Series-2